NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Value Fund
ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark Fund
Gateway Equity Call Premium Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Core Plus Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Value Opportunity Fund

AEW REAL ESTATE FUND

Effective July 1, 2017, AEW Capital Management, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.33%	0.33%	0.17%	0.33%[1]	0.33%

Total annual fund operating expenses	1.38%	2.13%	0.97%	1.38%	1.13%
Fee waiver and/or expense reimbursement[2,3]	0.13%	0.13%	0.02%	0.13%	0.13%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%

1	Other expenses are estimated for the current fiscal year.
2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$695	$964	$1,265	$2,117
Class C	$303	$643	$1,122	$2,443
Class N	$97	$305	$533	$1,186
Class T	$374	$653	$964	$1,845
Class Y	$102	$335	$599	$1,353

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$203	$643	$1,122	$2,443

ASG GLOBAL ALTERNATIVES FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	1.14%	1.14%	1.14%	1.14%	1.14%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.10%	0.18%[1]	0.18%

Total annual fund operating expenses[2]	1.57%	2.32%	1.24%	1.57%	1.32%
Fee waiver and/or expense reimbursement[3]	0.01%	0.01%	0.00%	0.01%	0.01%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.56%	2.31%	1.24%	1.56%	1.31%

1	Other expenses are estimated for the current fiscal year.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Class A, Class C, Class T and Class Y are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$725	$1,040	$1,379	$2,333
Class C	$334	$723	$1,239	$2,654
Class N	$126	$393	$681	$1,500
Class T	$405	$732	$1,082	$2,069
Class Y	$133	$416	$722	$1,589

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$234	$723	$1,239	$2,654

ASG TACTICAL U.S. MARKET FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.24%, 1.99%, 1.24% and 0.99% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.00%
Other expenses[1]	0.35%	0.35%	0.35%[2]	0.35%

Total annual fund operating expenses	1.40%	2.15%	1.40%	1.15%
Fee waiver and/or expense reimbursement[3]	0.16%	0.16%	0.16%	0.16%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.24%	1.99%	1.24%	0.99%

1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
2	Other expenses are estimated for the current fiscal year.
3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.24%, 1.99%, 1.24% and 0.99% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$694	$965	$1,270	$2,134
Class C	$302	$644	$1,127	$2,459
Class T	$373	$653	$969	$1,862
Class Y	$101	$336	$604	$1,371

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$202	$644	$1,127	$2,459

LOOMIS SAYLES HIGH INCOME FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through January 31, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.29%	0.29%	0.17%[1]	0.29%[1]	0.29%

Total annual fund operating expenses	1.14%	1.89%	0.77%	1.14%	0.89%
Fee waiver and/or expense reimbursement[2,3]	0.09%	0.09%	0.02%	0.09%	0.09%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.75%	1.05%	0.80%

1	Other expenses are estimated for the current fiscal year.
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be high or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$528	$758	$1,012	$1,740
Class C	$283	$580	$1,008	$2,200
Class N	$77	$243	$425	$951
Class T	$354	$589	$848	$1,589
Class Y	$82	$269	$479	$1,083

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$183	$580	$1,008	$2,200

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.80%, 1.55%, 0.50%, 0.80%, 0.55% and 1.05% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively.

This undertaking is in effect through January 31, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.20%	0.20%	0.07%	0.20%[1]	0.20%	0.42%[2]

Total annual fund operating expenses	0.85%	1.60%	0.47%	0.85%	0.60%	1.07%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%	0.00%	0.05%	0.05%	0.02%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	1.55%	0.47%	0.80%	0.55%	1.05%

1	Other expenses are estimated for the current fiscal year.
2	Other expenses include an administrative service fee of 0.22% for Admin Class shares.
3	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80%, 1.55%, 0.50%, 0.80%, 0.55% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Class A, Class C, Class T, Class Y and Admin Class are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$503	$677	$869	$1,422
Class C	$258	$497	$863	$1,893
Class N	$48	$151	$263	$591
Class T	$330	$507	$702	$1,265
Class Y	$56	$184	$327	$742
Admin Class	$107	$337	$587	$1,303

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$158	$497	$863	$1,893

LOOMIS SAYLES STRATEGIC ALPHA FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.15%	0.15%	0.08%[2]	0.15%[2]	0.15%

Total annual fund operating expenses[3]	1.00%	1.75%	0.68%	1.00%	0.75%
Fee waiver and/or expense reimbursement[4,5]	0.00%	0.00%	0.00%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.68%	1.00%	0.75%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2017, as if such reduction had been in effect during the fiscal year ended December 31, 2016. The information has been restated to better reflect anticipated expenses of the Fund.
2	Other expenses are estimated for the current fiscal year.
3	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
4	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
5	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$523	$730	$954	$1,598
Class C	$278	$551	$949	$2,062
Class N	$69	$218	$379	$847
Class T	$349	$560	$789	$1,444
Class Y	$77	$240	$417	$930

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$178	$551	$949	$2,062

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Effective July 1, 2017, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses

Fee/expense recovery[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Remainder of other expenses	0.18%	0.18%	0.09%[3]	0.18%[3]	0.18%

Total other expenses	0.18%	0.18%	0.09%	0.18%	0.18%

Total annual fund operating expenses	1.18%	1.93%	0.84%	1.18%	0.93%
Fee waiver and/or expense reimbursement[4,5]	0.00%	0.00%	0.00%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	1.93%	0.84%	1.18%	0.93%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2017, as if such reduction had been in effect during the fiscal year ended December 31, 2016. The information has been restated to better reflect anticipated expenses of the Fund.
2	The expense information in the table above includes fee/expense recovery of less than 0.01%.
3	Other expenses are estimated for the current fiscal year
4	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
5	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$688	$928	$1,187	$1,924
Class C	$296	$606	$1,042	$2,254
Class N	$86	$268	$466	$1,037
Class T	$367	$615	$883	$1,646
Class Y	$95	$296	$515	$1,143

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$196	$606	$1,042	$2,254

VAUGHAN NELSON SELECT FUND

Effective July 1, 2017, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through March 31, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.27%	0.27%	0.21%[1]	0.27%[1]	0.27%

Total annual fund operating expenses	1.37%	2.12%	1.06%	1.37%	1.12%
Fee waiver and/or expense reimbursement[2,3]	0.12%	0.12%	0.11%	0.12%	0.12%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%

1	Other expenses are estimated for the current fiscal year.
2	NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3	NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$695	$963	$1,262	$2,108
Class C	$303	$642	$1,118	$2,434
Class N	$97	$317	$565	$1,275
Class T	$374	$651	$960	$1,836
Class Y	$102	$334	$595	$1,343

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$203	$642	$1,118	$2,434

AEW Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Dynamic Allocation Fund	Loomis Sayles Multi-Asset Income Fund
ASG Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Gateway Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Dividend Income Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Global Equity and Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Growth Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles High Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2030 Fund	Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2060 Fund

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective July 1, 2017, the third sentence in the section “Purchase and Sale of Fund Shares” in the Fund’s Summary is hereby amended and restated as follows:

For more information, please see the section “How To Purchase Shares” in the Prospectus.

LOOMIS FUNDS

Supplement dated June 30, 2017 to the Loomis Funds Summary Prospectuses, dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES GLOBAL BOND FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.72%, 0.97% and 0.67% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N, respectively.

This undertaking is in effect through January 31, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Class N
Management fees[1]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.26%	0.26%	0.09%
Total annual fund operating expenses	0.81%	1.06%	0.64%
Fee waiver and/or expense reimbursement[2]	0.09%	0.09%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.72%	0.97%	0.64%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2017, as if such reduction had been in effect during the fiscal year ended September 30, 2016. The information has been restated to better reflect anticipated expenses of the Fund.
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.72%, 0.97% and 0.67% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares, Retail Class shares and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Institutional Class and Retail Class shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Institutional Class	$74	$244	$435	$988
Retail Class	$99	$323	$571	$1,281
Class N	$65	$205	$357	$798

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund

Effective July 1, 2017, the information under the sub-section “Retail Class Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Retail Class Shares

Retail Class shares of the Fund are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.

There is no initial or subsequent investment minimum for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund

Effective July 1, 2017, the information under the sub-section “Institutional Class Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Institutional Class Shares

Institutional Class shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Loomis Sayles Funds and other individuals who are affiliated with any Loomis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Institutional Class shares of a Fund below the stated minimums.

LOOMIS SAYLES CORE DISCIPLINED ALPHA BOND FUND

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Effective July 1, 2017, the information under the sub-section “Institutional Class Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Institutional Class Shares

Institutional Class shares of the Fund are generally subject to a minimum initial investment of $1,000,000 and a minimum subsequent investment of $50,000, except there is no minimum initial or subsequent investment for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Loomis Sayles Funds and other individuals who are affiliated with any Loomis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Registered Investment Advisers investing on behalf of their clients and certain wrap fee programs may aggregate investments of multiple clients to satisfy the $1,000,000 minimum initial investment amount.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Institutional Class shares of a Fund below the stated minimums.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Effective July 1, 2017, the information under the sub-section “Institutional Class Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Institutional Class Shares

Institutional Class shares of the Fund are generally subject to a minimum initial investment of $3,000,000 and a minimum subsequent investment of $50,000, except there is no minimum initial or subsequent investment for:

•	Fund Trustees, former Fund trustees, employees of affiliates of the Loomis Sayles Funds and other individuals who are affiliated with any Loomis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Institutional Class shares of a Fund below the stated minimums.

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund

Effective July 1, 2017, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES SMALL CAP VALUE FUND

Admin Class Shares

Admin Class shares of the Fund are intended primarily for certain retirement plans held in an omnibus fashion and are not available for purchase by individual investors. There are no initial or subsequent investment minimums for these shares.

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Effective July 1, 2017, the first sentence in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following information shows the investment minimum for various types of accounts:

Effective July 1, 2017, the following is added to the section “Purchase and Sale of Fund Shares” in each Fund’s Summary:

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

Effective July 1, 2017, the last paragraph in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is amended and restated as follows:

The Fund’s shares are available for purchase and are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund by writing to the Fund at Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 64121-9594, by exchange, by wire, by internet at www.loomissayles.com, by telephone at 800-633-3330, through the Automated Clearing House system, or, in the case of redemptions, by the Systematic Withdrawal Plan. See the section “How Fund Shares are Priced” in the prospectus for details.

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Statements of Additional Information, dated February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Value Fund
ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark Fund
Gateway Equity Call Premium Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Core Plus Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, Maureen B. Mitchell has been appointed as an Independent Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Accordingly, the following is hereby added to the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member	Retired; formerly, President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	53 None	Financial services industry and executive experience (including role as President of Global Sales and Marketing at a financial services company)

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (collectively, the “Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”)(collectively, the “Fund Complex”).

Effective July 1, 2017, Maureen B. Mitchell has become a member of the Contract Review Committee. Accordingly, the list of the members of the Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Contract Review Committee
Peter J. Smail – Chairman
Wendell J. Knox
Martin T. Meehan
Maureen B. Mitchell
James P. Palermo

As of May 11, 2017, Maureen B. Mitchell did not own shares of any fund in the Fund Complex.

Effective July 1, 2017, the section “How to Buy Shares” is hereby amended and restated as follows:

How to Buy Shares

The procedures for purchasing shares of a Fund are summarized in its Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds or the Funds’ custodian bank.

Effective July 1, 2017, the sub-section “Exchange Privilege” within the section “Shareholder Services” is hereby amended and restated as follows:

Exchanging or Converting Shares

A Fund’s policies for exchanging or converting shares are described in its Prospectus.

Before requesting an exchange into any other Natixis Fund, please read its Prospectus carefully. Subject to the applicable rules of the SEC, the Board reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Effective July 1, 2017, the 5th sentence in the sub-section “Automatic Exchange Plan” within the section “Shareholder Services” is hereby amended and restated as follows:

Exchanges may be made in amounts of $50 or more.

AEW REAL ESTATE FUND

Effective July 1, 2017, AEW Capital Management, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
AEW Real Estate Fund
Class A	1.25%	July 1, 2017
Class C	2.00%	July 1, 2017
Class N	0.95%	July 1, 2017
Class T	1.25%	July 1, 2017
Class Y	1.00%	July 1, 2017

ASG GLOBAL ALTERNATIVES FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
ASG Global Alternatives Fund
Class A	1.54%	July 1, 2017
Class C	2.29%	July 1, 2017
Class N	1.24%	July 1, 2017
Class T	1.54%	July 1, 2017
Class Y	1.29%	July 1, 2017

ASG TACTICAL U.S. MARKET FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.24%, 1.99%, 1.24% and 0.99% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
ASG Tactical U.S. Market Fund
Class A	1.24%	July 1, 2017
Class C	1.99%	July 1, 2017
Class T	1.24%	July 1, 2017
Class Y	0.99%	July 1, 2017

LOOMIS SAYLES HIGH INCOME FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through January 31, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles High Income Fund
Class A	1.05%	July 1, 2017
Class C	1.80%	July 1, 2017
Class N	0.75%	July 1, 2017
Class T	1.05%	July 1, 2017
Class Y	0.80%	July 1, 2017

LOOMIS INVESTMENT GRADE BOND FUND

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.80%, 1.55%, 0.50%, 0.80%, 0.55% and 1.05% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through January 31, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Investment Grade Bond Fund
Class A	0.80%	July 1, 2017
Class C	1.55%	July 1, 2017
Class N	0.50%	July 1, 2017
Class T	0.80%	July 1, 2017
Class Y	0.55%	July 1, 2017
Admin Class	1.05%	July 1, 2017

LOOMIS SAYLES STRATEGIC ALPHA FUND

Effective July 1, 2017, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is is amended with respect to the Fund as follows:

Fund	Advisory fee payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Loomis Sayles Strategic Alpha Fund	0.60 0.55	% %	of the first $1.25 billion of amounts in excess of $1.25 billion

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Strategic Alpha Fund
Class A	1.00%	July 1, 2017
Class C	1.75%	July 1, 2017
Class N	0.70%	July 1, 2017
Class T	1.00%	July 1, 2017
Class Y	0.75%	July 1, 2017

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Effective July 1, 2017, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to NGAM Advisors (as a % of average daily net assets of the Fund)
Natixis U.S. Equity Opportunities Fund	10/30/00, as amended 7/1/17	0.75%

Effective July 1, 2017, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Natixis U.S. Equity Opportunities Fund
Class A	1.20%	July 1, 2017
Class C	1.95%	July 1, 2017
Class N	0.90%	July 1, 2017
Class T	1.20%	July 1, 2017
Class Y	0.95%	July 1, 2017

VAUGHAN NELSON SELECT FUND

Effective July 1, 2017, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2019. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Select Fund
Class A	1.25%	July 1, 2017
Class C	2.00%	July 1, 2017
Class N	0.95%	July 1, 2017
Class T	1.25%	July 1, 2017
Class Y	1.00%	July 1, 2017

LOOMIS SAYLES FUNDS

Supplement dated June 30, 2017 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Effective July 1, 2017, Maureen B. Mitchell has been appointed as an Independent Trustee to the Board of Trustees of Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts”). Accordingly, the following is hereby added to the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Maureen B. Mitchell (1951)	Trustee Since 2017 Contract Review Committee Member	Retired; formerly, President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	53 None	Financial services industry and executive experience (including role as President of Global Sales and Marketing at a financial services company)

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (collectively, the “Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”)(collectively, the “Fund Complex”).

Effective July 1, 2017, Maureen B. Mitchell has become a member of the Contract Review Committee. Accordingly, the list of the members of the Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Contract Review Committee
Peter J. Smail – Chairman
Wendell J. Knox
Martin T. Meehan
Maureen B. Mitchell
James P. Palermo

As of May 11, 2017, Maureen B. Mitchell did not own shares of any fund in the Fund Complex.

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Effective July 1, 2017, the sub-section “Exchange Privilege” within the section “Shareholder Services” is hereby amended and restated as follows:

Exchanging or Converting Shares

A Fund’s policies for exchanging or converting shares are described in its Prospectus.

Before requesting an exchange into any other Loomis Sayles Fund, please read its Prospectus carefully. Subject to the applicable rules of the SEC, the Board reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Effective July 1, 2017, the 5th sentence in the sub-section “Automatic Exchange Plan” within the section “Shareholder Services” is hereby amended and restated as follows:

Exchanges may be made in amounts of $50 or more.

LOOMIS SAYLES GLOBAL BOND FUND

Effective July 1, 2017, the table regarding advisory fee rates in the sub-section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Rate
Loomis Sayles Global Bond Fund	0.575% 0.50% 0.48% 0.45% 0.40%	of the first $1 billion of the next $1 billion of the next $3 billion of the next $5 billion thereafter

Effective July 1, 2017, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.72%, 0.97% and 0.67% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively. This undertaking is in effect through January 31, 2019. Accordingly, the table regarding expense limits in the sub-section “Advisory Fees” in the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Global Bond Fund
Institutional	0.72%	July 1, 2017
Retail	0.97%	July 1, 2017
Class N	0.67%	July 1, 2017